NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT Emerging Markets Fund
NVIT Amundi Multi Sector Bond Fund (formerly,	NVIT Federated High Income Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)	Federated NVIT High Income Bond Fund)
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Bond Fund
NVIT BlackRock Equity Dividend Fund (formerly,	NVIT Government Money Market Fund
BlackRock NVIT Equity Dividend Fund)	NVIT International Equity Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT International Index Fund
NVIT Core Plus Bond Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Growth Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Cap Value Fund
Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities
(formerly, NVIT Newton Sustainable U.S. Equity	Fund (formerly, Neuberger Berman NVIT Multi Cap
Fund)	Opportunities Fund)
NVIT Bond Index Fund	NVIT Real Estate Fund
NVIT Columbia Overseas Value Fund	NVIT S&P 500 Index Fund
NVIT Core Bond Fund	NVIT Short Term Bond Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Small Cap Index Fund
(formerly, DoubleLine NVIT Total Return Tactical	NVIT Wells Fargo Discovery Fund
Fund)

Supplement dated November 1, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Wells Fargo Discovery Fund

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on June 16, 2021, the Board approved a new subadvisory agreement with Allspring Global Investments, LLC (“Allspring”) (formerly, Wells Capital Management, Inc. (“WellsCap”)) for the NVIT Wells Fargo Discovery Fund, a series of the Trust (the “Fund”). The Board approved this agreement because WellsCap, the subadviser to the Fund, was acquired by a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). Upon the closing of the Transaction, a change in control of WellsCap occurred that caused WellsCap’s subadvisory agreement with the Trust to terminate. No changes to the Fund’s portfolio management team occurred as a result of the Transaction.

Effective immediately (except as otherwise noted in Item 1 below), the SAI is amended as follows:

1.	Effective December 6, 2021, the Fund is renamed the “NVIT Allspring Discovery Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

2.	All references to, and information regarding, Wells Capital Management, Inc. (“WellsCap”) are deleted and replaced with Allspring Global Investments, LLC (“Allspring”).

3.	The information relating to Wells Capital Management, Inc. under the heading “Investment Advisory and Other Services – Subadvisers” on page 73 of the SAI is deleted and replaced with the following:
Allspring Global Investments, LLC (“Allspring”), a registered investment adviser, is located at 525 Market Street, San Francisco, California 94105. Allspring is indirectly owned by a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE